Non-Current Assets - Right of Use Assets - Summary of Carrying Amount of Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	$ 168,451
Right-of-Use Asset Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	281,554	$ 281,554
Additions	252,677
Net carrying amount	534,231	281,554
Right-of-Use-Asset Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(281,554)	(187,702)
Charge to the period	(84,226)	(93,852)
Net carrying amount	$ (365,780)	$ (281,554)